Statutory Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Financial Information
Less than the maximum amount of dividends paid in 2010 without prior approval	$ 838,000,000
Maximum amount of dividends in 2011 without prior approval	1,510,000,000
Amount per statutory accounting practices
Net income	171,000,000	634,000,000	407,000,000
Capital and surplus	15,592,000,000	15,639,000,000
Property-Liability
Amount per statutory accounting practices
Net income	213,000,000	1,064,000,000	1,318,000,000
Capital and surplus	11,992,000,000	12,185,000,000
Allstate Financial
Amount per statutory accounting practices
Net income	(42,000,000)	(430,000,000)	(911,000,000)
Capital and surplus	$ 3,600,000,000	$ 3,454,000,000